Financial instruments - Schedule of Repayment Dates of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Trade payables	$ 4,249	$ 4,696
Other payables	8,242	9,838
Financial derivatives and deferred consideration		56
Lease liabilities	10,515	13,215
Bank loan	414	633
Liability in respect of government grants	1,010	2,157
Financial liability, total	24,430	30,595
First year
Financial instruments
Trade payables	4,249	4,696
Other payables	8,242	9,838
Financial derivatives and deferred consideration		56
Lease liabilities	3,968	4,473
Bank loan	138	38
Liability in respect of government grants	167	262
Financial liability, total	16,764	19,363
More than a year
Financial instruments
Lease liabilities	6,547	8,742
Bank loan	276	595
Liability in respect of government grants	843	1,895
Financial liability, total	$ 7,666	$ 11,232